Share-based payments - Equity share option - Replacement (ESOP VSOP 2017) (Details) - 3 months ended Mar. 31, 2022	Options EquityInstruments € / shares shares	Options EquityInstruments $ / shares shares
Equity share option 2017 (Equity settled) | Options.
Number
Outstanding at January 1 | Options	357,440	357,440
Outstanding as of March 31 | Options	357,440	357,440
Vested as of March 31 | shares	357,440	357,440
Exercisable as of March 31 | Options	357,440	357,440
WAEP
Outstanding as of January 1 | € / shares	€ 0.12
Granted during the year | € / shares	0.12
Exercised during the year | € / shares	0.12
Forfeited during the year | € / shares	0.12
Expected forfeited during the year | € / shares	0.12
Outstanding as of March 31 | € / shares	€ 0.12
2019 Plan | Options.
Number
Outstanding at January 1 | Options	185,077	185,077
Outstanding as of March 31 | Options	185,077	185,077
Vested as of March 31 | shares	115,758	115,758
Exercisable as of March 31 | Options	115,758	115,758
WAEP
Outstanding as of January 1 | $ / shares		$ 11.76
Outstanding as of March 31 | $ / shares		$ 11.76
2019 Plan | RSUs
Number
Outstanding as of January 1 | EquityInstruments	1,803,968	1,803,968
Granted during the year | EquityInstruments	647,056	647,056
Exercised during the year | EquityInstruments	(34,498)	(34,498)
Forfeited during the year (in shares) | EquityInstruments	(60,340)	(60,340)
Expected forfeited during the year | shares	(754,572)	(754,572)
Outstanding as of March 31 | EquityInstruments	1,601,614	1,601,614
Vested as of March 31 | shares	448,144	448,144
Exercisable as of March 31 | EquityInstruments	448,144	448,144